Financial assets measured at fair value - Schedule of Investment (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Unlisted Investments, Current [Member]
Financial assets measured at FVTPL (i)
Financial assets measured at FVTPL	[1]	¥ 0	¥ 1,291
Listed Investments [Member]
Financial assets measured at FVOCI, non-current (ii)
Financial assets measured at FVOCI, non-current	[2]	77,858	92,396
Listed Equity Investments [Member]
Financial assets measured at FVOCI, non-current (ii)
Financial assets measured at FVOCI, non-current		¥ 77,858	¥ 93,687

[1]	The Group’s unlisted investments without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income.
[2]	The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company without control or significant influence, through other comprehensive income. No cash dividends were received from the listed investee company during the six months ended June 30, 2025 and 2026.